Deferred underwriter fee (Details Narrative) - USD ($)							12 Months Ended
	Mar. 13, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 14, 2022	Jan. 31, 2022	Dec. 31, 2023	Sep. 28, 2022
Debt instrument periodic payment							$ 715,750
Repayments of debt	$ 550,000
Deferred underwriting cost							$ 900,500
Benchmark Investments LLC [Member]
Notes payable								$ 2,166,250
Debt instrument periodic payment		$ 362,625	$ 362,625	$ 362,625	$ 715,750	$ 362,625